DoubleLine Multi-Asset Growth Fund (Consolidated)

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 0.4%
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	0.00	% (a)(b)(g)(i)	01/17/2028	92,090

Total Collateralized Loan Obligations (Cost $364,357)					92,090

Non-Agency Residential Collateralized Mortgage Obligations - 20.6%
104,855	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.23	% (a)	03/25/2036	63,126
500,000	AMSR Trust, Series 2021-SFR3-G	3.80	% (b)	10/17/2038	417,947
255,807	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.50%		10/25/2036	75,094
21,725	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	11,315
139,319	Chase Mortgage Finance Trust, Series 2006-S2-1A13	6.25%		10/25/2036	61,538
97,828	ChaseFlex Trust Series 2007-M1-2F4	4.11	% (j)	08/25/2037	82,127
97,080	CHL Mortgage Pass-Through Trust, Series 2007-10-A5	6.00%		07/25/2037	47,825
5,606	CHL Mortgage Pass-Through Trust, Series 2007-4-1A5	6.50%		05/25/2037	2,856
90,730	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	77,550
362,372	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	176,005
154,462	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	97,305
151,402	Countrywide Alternative Loan Trust, Series 2005-J8-1A5	5.50%		07/25/2035	115,633
253,563	Countrywide Alternative Loan Trust, Series 2006-32CB-A10	6.00%		11/25/2036	152,007
49,406	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	28,085
670,605	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	91,146
9,060	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 0.00% Floor, 29.90% Cap)	9.71	% (c)	08/25/2037	8,737
6,767	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 0.00% Floor, 28.40% Cap)	10.85	% (c)	09/25/2037	6,093
52,098	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	42,672
20,419	CSMC Mortgage-Backed Trust, Series 2006-9-4A1	6.00%		11/25/2036	13,306
38,415	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	6.08	% (b)(c)	04/15/2036	34,871
157,121	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	6.08	% (b)(c)	04/15/2036	137,423
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93	% (a)	09/25/2036	62,374
37,059	GSR Mortgage Loan Trust, Series 2006-2F-2A20 (-1 x 1 Month LIBOR USD + 11.10%, 5.00% Floor, 11.10% Cap)	6.98	% (c)	02/25/2036	30,163
236,895	Homeward Opportunities Fund Trust, Series 2020-BPL1-A2	5.44	% (b)(j)	08/25/2025	237,184
11,998	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	8,721
247,100	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	134,224
74,238	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46	% (j)	09/25/2029	47,217
68,524	Lehman Mortgage Trust, Series 2005-1-3A3A	5.61%		07/25/2035	59,846
29,067	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 0.00% Floor, 5.40% Cap)	1.01	% (c)(d)	08/25/2036	1,862
1,817	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	1,467

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
587,614	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	196,986
247,632	Lehman Mortgage Trust, Series 2007-5-11A1	4.69	% (a)	06/25/2037	153,953
107,425	MASTR Resecuritization Trust, Series 2008-4-A1	6.00	% (a)(b)	06/27/2036	84,941
187,612	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	110,386
500,000	NMLT Trust, Series 2021-INV2-B2	4.07	% (a)(b)	08/25/2056	291,718
400,000	Progress Residential Trust, Series 2021-SFR3-G	4.25	% (b)	05/17/2026	340,663
496,416	PRPM LLC, Series 2022-5-A1	6.90	% (b)(j)	09/27/2027	493,154
66,507	RAMP Trust, Series 2004-RS2-MII1 (1 Month LIBOR USD + 0.58%, 0.87% Floor, 14.00% Cap)	5.26%		02/25/2034	65,309
1,288	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	994
14,115	Residential Accredit Loans, Inc., Series 2006-QS7-A4 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	4.79%		06/25/2036	10,260
42,344	Residential Accredit Loans, Inc., Series 2006-QS7-A5 (-1 x 1 Month LIBOR USD + 5.60%, 0.00% Floor, 5.60% Cap)	1.21	% (c)(d)	06/25/2036	2,284
26,996	Residential Accredit Loans, Inc., Series 2006-QS8-A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor)	4.84%		08/25/2036	19,585
80,989	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 0.00% Floor, 5.55% Cap)	1.16	% (c)(d)	08/25/2036	5,912
126,917	Residential Asset Securitization Trust, Series 2005-A11-1A4	5.50%		10/25/2035	88,540
11,870	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	7,139
302,082	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	104,292
192,442	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A6	4.17%		10/25/2036	71,037

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $6,673,311)					4,372,872

US Government and Agency Mortgage Backed Obligations - 7.9%
22,871	Federal Home Loan Mortgage Corporation REMICS, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 0.00% Floor, 6.43% Cap)	2.11	% (c)(d)	01/15/2037	1,733
45,213	Federal Home Loan Mortgage Corporation REMICS, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.73	% (c)(d)	08/15/2037	3,063
11,073	Federal Home Loan Mortgage Corporation REMICS, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 0.00% Floor, 6.39% Cap)	2.07	% (c)(d)	11/15/2037	621
46,303	Federal Home Loan Mortgage Corporation REMICS, Series 3384-SG (-1 x 1 Month LIBOR USD + 6.31%, 0.00% Floor, 6.31% Cap)	1.99	% (c)(d)	08/15/2036	3,838
6,623	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 0.00% Floor, 6.18% Cap)	1.86	% (c)(d)	02/15/2038	440
21,983	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 0.00% Floor, 5.65% Cap)	1.33	% (c)(d)	03/15/2038	1,146
167,668	Federal Home Loan Mortgage Corporation REMICS, Series 3423-TG (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 0.35% Cap)	0.35	% (c)(d)	03/15/2038	774
15,475	Federal Home Loan Mortgage Corporation REMICS, Series 3500-SA (-1 x 1 Month LIBOR USD + 5.52%, 0.00% Floor, 5.52% Cap)	1.20	% (c)(d)	01/15/2039	690
86,018	Federal Home Loan Mortgage Corporation REMICS, Series 3523-SM (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.68	%(c)(d)	04/15/2039	5,408

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,520	Federal Home Loan Mortgage Corporation REMICS, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 0.00% Floor, 4.95% Cap)	0.63	% (c)(d)	08/15/2039	144
36,352	Federal Home Loan Mortgage Corporation REMICS, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 0.00% Floor, 4.45% Cap)	0.13	% (c)(d)	09/15/2040	1,021
57,202	Federal Home Loan Mortgage Corporation REMICS, Series 3758-S (-1 x 1 Month LIBOR USD + 6.03%, 0.00% Floor, 6.03% Cap)	1.71	% (c)(d)	11/15/2040	4,448
39,097	Federal Home Loan Mortgage Corporation REMICS, Series 3779-DZ	4.50%		12/15/2040	37,590
83,165	Federal Home Loan Mortgage Corporation REMICS, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 0.00% Floor, 5.85% Cap)	1.53	% (c)(d)	02/15/2041	6,527
26,649	Federal Home Loan Mortgage Corporation REMICS, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 0.00% Floor, 5.97% Cap)	1.65	% (c)(d)	07/15/2041	1,330
36,206	Federal National Mortgage Association REMICS, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 0.00% Floor, 6.58% Cap)	2.19	% (c)(d)	10/25/2036	3,267
17,884	Federal National Mortgage Association REMICS, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 0.00% Floor, 6.32% Cap)	1.93	% (c)(d)	01/25/2037	1,613
138,178	Federal National Mortgage Association REMICS, Series 2007-39-AI (-1 x 1 Month LIBOR USD + 6.12%, 0.00% Floor, 6.12% Cap)	1.73	% (c)(d)	05/25/2037	9,621
57,355	Federal National Mortgage Association REMICS, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 0.00% Floor, 6.62% Cap)	2.23	% (c)(d)	10/25/2036	4,815
3,560	Federal National Mortgage Association REMICS, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 0.00% Floor, 6.75% Cap)	2.36	% (c)(d)	07/25/2039	216
72,392	Federal National Mortgage Association REMICS, Series 2009-86-CI (-1 x 1 Month LIBOR USD + 5.80%, 0.00% Floor, 5.80% Cap)	1.41	% (c)(d)	09/25/2036	3,040
16,938	Federal National Mortgage Association REMICS, Series 2009-90-IA (-1 x 1 Month LIBOR USD + 5.75%, 0.00% Floor, 5.75% Cap)	1.36	% (c)(d)	03/25/2037	810
15,435	Federal National Mortgage Association REMICS, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 0.00% Floor, 5.72% Cap)	1.33	% (c)(d)	04/25/2037	647
90,355	Federal National Mortgage Association REMICS, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 0.00% Floor, 5.67% Cap)	1.28	% (c)(d)	05/25/2040	5,170
4,229	Federal National Mortgage Association REMICS, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 0.00% Floor, 6.40% Cap)	2.01	% (c)(d)	11/25/2040	18
248,708	Federal National Mortgage Association REMICS, Series 2012-30-DZ	4.00%		04/25/2042	235,100
1,332,612	Federal National Mortgage Association REMICS, Series 2013-53-ZC	3.00	% (e)	06/25/2043	1,184,604
9,635	Government National Mortgage Association, Series 2009-6-SM (-1 x 1 Month LIBOR USD + 5.95%, 0.00% Floor, 5.95% Cap)	1.60	% (c)(d)	02/20/2038	47
99,911	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	95,883

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
66,976	Government National Mortgage Association, Series 2011-7-LS (-2 x 1 Month LIBOR USD + 9.88%, 0.00% Floor, 9.88% Cap)	1.17	% (c)	12/20/2040	60,831

Total US Government and Agency Mortgage Backed Obligations (Cost $1,875,388)					1,674,455

Affiliated Mutual Funds - 18.3%
124,955	DoubleLine Core Fixed Income Fund (Class R6)				1,148,336
188,730	DoubleLine Flexible Income Fund (Class R6)				1,581,553
131,152	DoubleLine Total Return Bond Fund (Class R6)				1,151,516

Total Affiliated Mutual Funds (Cost $4,168,318)					3,881,405

Exchange Traded Funds - 10.9%
16,800	iShares ESG MSCI USA Leaders ETF				1,114,008
13,500	iShares MSCI Canada Index ETF				441,855
9,000	KraneShares CSI China Internet ETF				271,800
13,473	KraneShares Global Carbon ETF				491,360

Total Exchange Traded Funds (Cost $2,421,166)					2,319,023

Real Estate Investment Trusts - 3.1%
59,000	Chimera Investment Corporation				324,500
33,000	MFA Financial, Inc.				325,050

Total Real Estate Investment Trusts (Cost $1,174,716)					649,550

Short Term Investments - 37.3%
1,106,269	First American Government Obligations Fund - Class U	4.10	% (f)		1,106,269
1,106,269	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	4.11	% (f)		1,106,269
1,106,269	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.11	% (f)		1,106,269
100,000	United States Treasury Bills	0.00%		01/26/2023	99,752
1,080,000	United States Treasury Bills	0.00%		04/20/2023	1,065,936
2,800,000	United States Treasury Bills	0.00	% (h)	05/18/2023	2,752,652
500,000	United States Treasury Bills	0.00%		06/01/2023	490,693
200,000	United States Treasury Bills	0.00	% (h)	10/05/2023	193,250

Total Short Term Investments (Cost $7,953,357)					7,921,090

Total Investments - 98.5% (Cost $24,630,613)					20,910,485
Other Assets in Excess of Liabilities - 1.5%					322,253

NET ASSETS - 100.0%					$21,232,738

(a)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(d)	Interest only security

(e)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(f)	Seven-day yield as of period end

(g)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(h)	All or a portion of this security has been pledged as collateral.

(i)	Value determined using significant unobservable inputs.

(j)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	37.3%
Non-Agency Residential Collateralized Mortgage Obligations	20.6%
Affiliated Mutual Funds	18.3%
Exchange Traded Funds	10.9%
US Government and Agency Mortgage Backed Obligations	7.9%
Real Estate Investment Trusts	3.1%
Collateralized Loan Obligations	0.4%
Other Assets and Liabilities	1.5%

100.0%

FUTURES CONTRACTS

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
US Treasury Ultra Long Bond Future	Long	3	03/22/2023	402,938	$861
10-Year US Treasury Note Future	Long	10	03/22/2023	1,182,813	(1,740)
MSCI EAFE Index Futures	Long	25	03/17/2023	1,199,250	(13,185)
E-mini Russell 2000 Futures	Long	7	03/17/2023	619,815	(14,243)
MSCI EAFE Index Futures	Long	30	03/17/2023	2,924,100	(49,722)
E-Mini S&P 500 Index Future	Long	12	03/17/2023	2,316,600	(64,468)

					$(142,497)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

SWAP AGREEMENTS

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)/ Value
Shiller Barclays CAPE® US Sector II ER USD Index (i)	Barclays Capital, Inc.	Long	0.40%	Termination	10/31/2023	4,500,000	$188,744
Long Commodity Basket Swap (ii)	Morgan Stanley	Long	0.19%	Termination	01/05/2023	1,050,000	1,258
Short Commodity Basket Swap (iii)	Morgan Stanley	Short	(0.22)%	Termination	01/05/2023	(1,050,000)	(2,959)

							$187,043

(i)

Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2022, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

(ii)	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At December 31, 2022, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(iv)	Value of Index	Weightings
Morgan Stanley Brent Oil Roll	MSCYCO0	0.18	$116	17.2%
Morgan Stanley Heating Oil Roll	MSCYHO0	0.12	113	16.8%
Morgan Stanley Gasoil Roll	MSCYQS0	0.14	113	16.7%
Morgan Stanley Zinc Roll	MSCYLX0	0.16	112	16.6%
Morgan Stanley Sugar Roll	MSCYSB0	0.24	111	16.4%
Morgan Stanley Natural Gas Roll	MSCYNG0	0.91	110	16.3%

			$675	100.0%

(iii)	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At December 31, 2022, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(iv)	Value of Index	Weightings
Morgan Stanley Wheat Roll	MSCYWH0	0.46	$153	17.0%
Morgan Stanley Cocoa Roll	MSCYCC0	0.41	151	16.8%
Morgan Stanley Soybeans Roll	MSCYSY0	0.22	150	16.7%
Morgan Stanley Gold Roll	MSCYGC0	0.23	149	16.6%
Morgan Stanley Silver Roll	MSCYSI0	0.23	148	16.5%
Morgan Stanley Aluminum Roll	MSCYLA0	0.30	148	16.4%

			$899	100.0%

(iv)

Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

AFFILIATED MUTUAL FUNDS

A summary of the DoubleLine Multi-Asset Growth Fund’s investments in affiliated mutual funds for the period ended December 31, 2022 is as follows:

Fund	Value at March 31, 2022	Gross Purchases	Gross Sales	Shares Held at December 31, 2022	Value at December 31, 2022	Change in Unrealized for the Period Ended December 31, 2022	Dividend Income Earned for the Period Ended December 31, 2022	Net Realized Gain (Loss) for the Period Ended December 31, 2022
DoubleLine Flexible Income Fund (Class R6)	$—	$1,689,129	$—	188,730	$1,581,553	$(107,576)	$54,055	$—
DoubleLine Total Return Bond Fund (Class R6)	—	1,244,634	—	131,152	1,151,516	(93,118)	31,147	—
DoubleLine Core Fixed Income Fund (Class R6)	—	1,234,555	—	124,955	1,148,336	(86,219)	32,918	—
DoubleLine Flexible Income Fund (Class I)	1,738,199	—	(1,689,129)	—	—	122,674	5,228	(171,744)
DoubleLine Core Fixed Income Fund (Class I)	1,290,785	—	(1,234,555)	—	—	63,727	3,393	(119,957)
DoubleLine Total Return Bond Fund (Class I)	1,287,914	—	(1,244,634)	—	—	107,762	3,276	(151,042)

	$4,316,898	$4,168,318	$(4,168,318)	444,837	$3,881,405	$7,250	$130,017	$(442,743)

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and, collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by a Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$116,605,968	$48,512,955	$18,125,987	$3,318,807	$24,544,755	$19,740,772
Affiliated Mutual Funds	—	448,502,550	—	3,881,405	—	—
Common Stocks	—	1,424,793	1,617,312	—	632,264	—
Warrants	—	11,266	—	—	—	—
Exchange Traded Funds	—	—	—	2,319,023	—	—
Real Estate Investment Trusts	—	—	—	649,550	—	—
Total Level 1	116,605,969	498,451,564	19,743,299	10,168,785	25,177,019	19,740,772
Level 2
US Government and Agency Mortgage Backed Obligations	14,458,512,397	1,218,752,542	—	1,674,455	137,509,506	—
Non-Agency Residential Collateralized Mortgage Obligations	9,039,586,085	886,366,196	—	4,372,872	830,325,251	—
Non-Agency Commercial Mortgage Backed Obligations	2,979,940,584	464,106,102	—	—	845,079,852	1,362,534
US Government and Agency Obligations	2,654,009,112	1,371,292,346	—	—	1,166,025,790	—
Asset Backed Obligations	1,529,938,005	286,330,803	—	—	337,032,966	—
Collateralized Loan Obligations	1,222,234,925	324,625,697	—	—	1,012,764,366	3,057,119
US Corporate Bonds	—	1,084,153,669	—	—	342,675,076	9,775,560
Foreign Corporate Bonds	—	456,561,144	377,302,033	—	598,993,442	612,227
Bank Loans	—	276,765,038	—	—	313,871,021	218,910,535
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	120,102,505	165,738,428	—	53,876,644	—
Short Term Investments	—	28,150,363	—	4,602,283	185,365,983	—
Municipal Bonds	—	5,555,939	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	31,884,221,108	6,522,765,531	543,040,461	10,649,610	5,823,519,897	233,717,975
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	142,980,737	783,811	—	—	—	—
Asset Backed Obligations	57,361,634	6,796,039	—	—	—	—
Common Stocks	—	1,379,265	—	—	—	739,519
Bank Loans	—	491,124	—	—	—	393,283
Rights	—	22,116	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Collateralized Loan Obligations	—	—	—	92,090	—	—
Total Level 3	200,342,371	9,472,355	—	92,090	—	1,132,802
Total	$32,201,169,447	$7,030,689,450	$562,783,760	$20,910,485	$5,848,696,916	$254,591,549

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$(28,266,221)	$(3,012,145)	$—	$(142,497)	$—	$—
Total Level 1	(28,266,221)	(3,012,145)	—	(142,497)	—	—
Level 2
Excess Return Swaps	—	—	—	187,043	—	—
Unfunded Loan Commitments	—	(225,330)	—	—	—	(216,153)
Total Level 2	—	(225,330)	—	187,043	—	(216,153)
Level 3	—	—	—	—	—	—
Total	$(28,266,221)	$(3,237,475)	$—	$44,546	$—	$(216,153)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$51,035,424	$43,231,152	$11,533,492	$249,067	$6,388,725	$4,934,506
Common Stocks	—	39,410	150,391	—	—	—
Warrants	—	1,270	—	—	—	—
Total Level 1	51,035,424	43,271,832	11,683,883	249,067	6,388,725	4,934,506
Level 2
Collateralized Loan Obligations	973,389,205	188,005,486	—	—	—	—
US Government and Agency Obligations	798,388,051	44,475,586	—	10,964,836	—	43,716,741
Non-Agency Residential Collateralized Mortgage Obligations	620,981,275	175,041,055	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	569,535,021	124,818,905	—	—	—	—
Asset Backed Obligations	327,872,413	40,325,949	—	—	—	—
Bank Loans	345,656,151	80,782,072	—	—	—	—
Foreign Corporate Bonds	324,985,725	67,150,251	200,850,119	—	—	—
US Corporate Bonds	280,017,465	43,896,416	—	—	—	—
US Government and Agency Mortgage Backed Obligations	108,830,065	76,241,250	—	32,551,388	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18,673,996	24,785,640	31,982,822	—	—	70,269,527
Short Term Investments	126,875,634	47,063,033	—	—	200,044,406	—
Excrow Notes	—	752	—	—	—	—
Total Level 2	4,495,205,001	912,586,395	232,832,941	43,516,224	200,044,406	113,986,268
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,206,574	987,716	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,920,254	7,167,239	—	—	—	—
Common Stocks	703,130	304,112	—	—	—	—
Asset Backed Obligations	—	12,496,159	—	—	—	—
Bank Loans	—	107,387	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Rights	$—	$5,301	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,829,958	21,067,914	—	—	—	—
Total	$4,554,070,383	$976,926,141	$244,516,824	$43,765,291	$206,433,131	$118,920,774
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(126,668)	$—	$—
Total Level 1	—	—	—	(126,668)	—	—
Level 2
Excess Return Swaps	(398,242,756)	—	—	—	(1,021,857)	—
Forward Currency Exchange Contracts	—	—	—	—	—	(139,760)
Unfunded Loan Commitments	—	(80,056)	—	—	—	—
Total Level 2	(398,242,756)	(80,056)	—	—	(1,021,857)	(139,760)
Level 3	—	—	—	—	—	—
Total	$(398,242,756)	$(80,056)	$—	$(126,668)	$(1,021,857)	$(139,760)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$12,198,729	$4,048,938	$1,705,032	$668,110	$6,676,975	$265,518
Affiliated Mutual Funds	—	3,887,539	—	—	—	9,699,012
Total Level 1	12,198,729	7,936,477	1,705,032	668,110	6,676,975	9,964,530
Level 2
Asset Backed Obligations	158,701,696	2,477,234	—	—	1,090,630	—
US Corporate Bonds	144,623,257	3,501,088	2,573,029	—	—	—
Foreign Corporate Bonds	53,279,187	3,147,643	524,972	1,215,732	—	—
Collateralized Loan Obligations	—	8,706,412	1,448,904	—	10,529,910	—
Short Term Investments	—	6,865,377	2,029,128	—	—	2,515,679
Non-Agency Residential Collateralized Mortgage Obligations	—	6,787,634	—	—	10,814,693	—
US Government and Agency Obligations	—	6,715,565	1,595,988	—	2,637,344	2,270,678
Non-Agency Commercial Mortgage Backed Obligations	—	5,496,313	1,615,962	—	10,163,543	—
US Government and Agency Mortgage Backed Obligations	—	1,165,168	—	—	2,596,797	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	167,586	—	7,047,156	—	—
Total Level 2	356,604,140	45,030,020	9,787,983	8,262,888	37,832,917	4,786,357

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Foreign Corporate Bonds	$2,064,521	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	5,247,789	—
Total Level 3	2,064,521	—	—	—	5,247,789	—
Total	$370,867,390	$52,966,497	$11,493,015	$8,930,998	$49,757,681	$14,750,887
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	(1,991,065)	(1,805,133)	—	—	(1,065,319)
Forward Currency Exchange Contracts	—	(1,928,862)	—	—	—	—
Total Level 2	—	(3,919,927)	(1,805,133)	—	—	—
Level 3	—	—	—	—	—	—
Total	$—	$(3,919,927)	$(1,805,133)	$—	$—	$(1,065,319)

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$(404,145)	$(4,322,802)	$—	$806,374	$(1,731,662)	$—	$—	$12,496,159	$(4,202,443)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	104,644	(550,093)	92,976	—	(1,127,434)	—	—	7,167,239	(477,814)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,554	(67,801)	6,622	—	(88,570)	—	—	987,716	(81,594)
Common Stocks	502,597	(2,247)	(244,498)	—	54,043	(5,783)	—	—	304,112	(207,675)
Bank Loans	108,383	334	(3,603)	3,269	—	(996)	—	—	107,387	(3,250)
Rights	—	—	5,301	—	—	—	—	—	5,301	5,301
Collateralized Loan Obligations	73,653	—	(18,385)	841	11,955	—	—	(68,064)	—	—
Warrants	1,287	—	(17)	—	—	—	—	(1,270)	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$(298,860)	$(5,201,898)	$103,708	$872,372	$(2,954,445)	$—	$(69,334)	$21,067,914	$(4,972,793)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$(131,791)	$(2,084,252)	$(819)	$307,518	$(653,935)	$—	$—	$5,247,789	$(2,003,287)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	(97,758)	149,266	5,659	—	(1,215,000)	—	—	—	—

Total	$8,968,901	$(229,549)	$(1,934,986)	$4,840	$307,518	$(1,868,935)	$—	$—	$5,247,789	$(2,003,287)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$12,496,159	Market Comparables	Market Quotes	$45.42 - $84.55 ($61.34)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$7,167,239	Market Comparables	Market Quotes	$91.47 ($91.47)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$987,716	Market Comparables	Market Quotes	$75.63 ($75.63)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$304,112	Market Comparables	Market Quotes	$0.02 - $24.00 ($15.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,387	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$5,301	Intrinsic Value	Asset Sale Proceeds	$6.75 - $7.50 ($7.14)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	$0.00 ($0.00)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$5,247,789	Market Comparables	Market Quotes	$32.33 - $5.533.79 ($1,241.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.